Schedule of Investments

September 30, 2020 (unaudited)

Conservative Allocation

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 22.1%

Communication Services - 2.1%
Activision Blizzard Inc	2,181	176,552
Alphabet Inc. - Class A (2)	91	133,370
Alphabet Inc. - Class C (2)	419	615,762
Amc Entertainment Holdings Inc (3)	131	617
Amc Networks Inc (2)	203	5,016
At&T Inc	5,350	152,529
Cinemark Holdings Inc	160	1,600
Comcast Corp New - Class A	6,363	294,352
Cumulus Media Inc. (2)	188	1,010
Dish Network Corporation	553	16,054
E W Scripps Company/The	28	320
Electronic Arts Inc (2)	712	92,852
Facebook Inc (2)	2,551	668,107
Fluent Inc (2)	84	208
Frontier Communications Corp (2)	606	97
Glu Mobile Inc (2)	371	2,847
Gogo Inc. (2)	30	277
Gray Television Inc (2)	211	2,905
Lee Enterprises Inc (2)	652	547
Liberty Tripadvisor Holdings Inc. (2)	88	152
Lions Gate Entertainment Corp. - Class A (2)	163	1,545
Marcus Corp	92	711
Mdc Partners Inc (2)	181	291
Msg Networks Inc (2)	293	2,804
National Cinemedia Inc	223	605
Netflix Inc (2)	335	167,510
New York Times Co	334	14,292
Pinterest Inc (2)	298	12,370
Roku Inc. (2)	141	26,621
Shenandoah Telecommun Co	3	133
Spotify Technology S A (2)	209	50,697
Take Two Interactive Software (2)	70	11,565
Techtarget Inc (2)	99	4,352
Tegna Inc	169	1,986
Telephone & Data Sys Inc Del New	358	6,602
Tribune Publishing Company	57	665
Twitter Inc (2)	351	15,620
Verizon Communications Inc	5,753	342,246

Zillow Group Inc - Class C (2)	43	4,368

		2,830,157

Consumer Discretionary - 3.0%
Amazon.Com Inc (2)	419	1,319,318
American Public Eduinc. (2)	37	1,043
Aramark	230	6,084
At Home Group Inc (2)	149	2,214
Autonation Inc (2)	47	2,488
Best Buy Co Inc	1,316	146,458
Big Lots Inc Ohio	45	2,007
Booking Holdings Inc (2)	23	39,346
Borg Warner Inc	327	12,668
Boyd Gaming Inc	115	3,529
Brinker Intl Inc	83	3,546
Caleres Inc	119	1,138
Camping World Holdings Inc	309	9,193
Capri Holdings Limited (2)	218	3,924
Carparts.Com, Inc (2)	439	4,746
Carvana Co (2)	33	7,361
Chipotle Mexican Grill Inc (2)	110	136,808
Collectors Universe	4	198
Cracker Barrel Old Cnt Store	164	18,804
Crocs Incorporated (2)	544	23,245
Dana Incorporated	228	2,809
Dave & Buster'S Entertainment, Inc	55	834
Deckers Outdoor Corp (2)	201	44,222
Del Taco Restaurants, Inc (2)	394	3,231
Designer Brands Inc	35	190
Dollar General Corp New	694	145,476
Dollar Tree Inc (2)	173	15,802
Domino'S Pizza Inc	65	27,643
Dr Horton Inc	1,596	120,705
Ebay Inc	267	13,911
Everi Holdings Inc (2)	12	99
Extended Stay America Inc	377	4,505
Fiesta Restaurant Group (2)	84	787
Fossilgroup Inc (2)	58	333
Fox Factory Holding Corp (2)	37	2,750
Franchise Group, Inc.	8	203
Garmin Limited	470	44,584
General Motors Company	2,462	72,851
Green Brick Partners Inc (2)	5	81
Group 1 Automotive Inc	15	1,326
Hamilton Beach Brands Holding Co - Class A	12	233
Hanesbrands Inc	515	8,111
Hibbett Sports Inc (2)	319	12,511
Home Depot Inc	969	269,101
Houghton Mifflin Harcourt Company (2)	93	161

Intl Game Technology Plc	574	6,389
K12 Inc (2)	437	11,511
L Brands Inc	72	2,290
Lakeland Inds Inc (2)	59	1,168
Lands End Inc (2)	47	612
Las Vegas Sands Corp	429	20,017
Lci Industries	32	3,401
Lear Corporation	79	8,615
Lennar Corp	286	23,360
Lithia Motors Inc	122	27,809
Lovesac Company (2)	7	194
Lowes Companies Inc	2,049	339,847
Lululemon Athletica Inc (2)	133	43,806
Lumber Liquidators Holdings Inc (2)	91	2,007
M/I Homes Inc (2)	98	4,513
Malibu Boats, Inc. - Class A (2)	203	10,061
Marinemax Inc (2)	526	13,502
Marriott International Inc	81	7,499
Mcdonalds Corp	20	4,390
Mdc Hldgs Inc	65	3,062
Meritage Homes Corporation (2)	153	16,890
Michaels Companies Inc (2)	44	425
Nautilus Inc (2)	54	927
Nike Inc - Class B	1,184	148,639
Odp Corporation	89	1,731
Ollie'S Bargain Outlet Holdings Inc (2)	18	1,572
Onewater Marine Inc. (2)	57	1,168
Overstock.Com	50	3,633
Papa John'S Intl Inc	48	3,949
Party City Holdco Inc (2)	271	705
Penn National Gaming (2)	168	12,214
Polaris Inc	54	5,094
Pool Corporation	42	14,051
Pultegroup Inc	2,038	94,339
Purple Innovation Inc (2)	479	11,908
Qurate Retail Inc	849	6,096
Red Robin Gourmet Burgers (2)	24	316
Red Rock Resorts Inc.	129	2,206
Rent A-Center Inc	1,973	58,973
Scientific Games Corp (2)	85	2,967
Sonic Automotive Inc	139	5,582
Sportsman'S Warehouse Holdings, Inc (2)	286	4,093
Starbucks Corp	250	21,480
Sturm Ruger & Co Inc	57	3,486
Target Corporation	665	104,684
Tesla Inc (2)	822	352,646
Texas Roadhouse Inc	87	5,289
The Container Store Group Inc (2)	5	31
Thor Industries Inc	430	40,962
Topbuild Corp (2)	30	5,121

Town Sports Intl Hldg Inc (2)	464	32
Tractor Supply Co	30	4,300
Tupperware Brands Corp (2)	56	1,129
Urban Outfitters Inc (2)	34	708
Vista Outdoor Inc (2)	2	40
Waitr Holdings Inc (2)	67	216
Wayfair Inc - Class A (2)	33	9,603
Wendy'S Company	490	10,925
Williams Sonoma Inc	66	5,969
Wingstop Inc.	230	31,430
Winnebago Inds Inc	738	38,132
Xpel, Inc. (2)	54	1,408
Yum China Holdings Inc	978	51,785
Zumiez Inc (2)	43	1,196

		4,158,680

Consumer Staples - 0.5%
Altria Group Inc	50	1,932
Andersons Inc	209	4,007
Coca Cola Co	1,848	91,236
Conagra Brands Inc	565	20,176
General Mills Inc	3,401	209,774
Ingredion Inc	8	605
Kimberly Clark Corp	330	48,728
Kroger Co	1,119	37,945
Molson Coors Beverage Company - Class B	1,282	43,024
Natural Grocers By Vitamin Cottage Inc	53	523
Nu Skin Enterprises Inc	76	3,807
Pepsico Inc	12	1,663
Philip Morris Intl Inc	30	2,250
Rite Aid Corp (2)	86	816
Spartan Nash Company	97	1,586
The Kraft Heinz Company	457	13,687
United Natural Foods Inc (2)	65	967
Walgreen Boots Alliance Inc	217	7,795
Walmart Inc	1,391	194,615

		685,136

Energy - 0.3%
Amplify Energy Corp	442	377
Antero Resources Corp (2)	570	1,568
Archrock Inc	297	1,598
Ardmore Shipping Corp	467	1,663
Aspen Aerogels Incorporated (2)	176	1,927
Berry Corporation	98	311
Bonanza Creek Energy Inc (2)	125	2,350
Brigham Minerals Inc	226	2,016
Cabot Oil & Gas Corp	473	8,211

Cactus Inc	327	6,275
California Resources Corp (2)	351	30
Centennial Resource Dev Inc (2)	75	45
Chaparral Energy Inc (2)	199	6
Chesapeake Energy Corp (2)	60	244
Chevron Corp	1,751	126,072
Cimarex Energy Co	595	14,476
Clean Energy Fuels Corp (2)	145	360
Cnx Resources Corporation (2)	257	2,426
Concho Resources Inc	135	5,956
Conocophillips	1,752	57,536
Consol Energy Inc (2)	42	186
Continental Resources Inc (2)	168	2,063
Delek Us Holdings Inc New	146	1,625
Dht Holdings Inc	204	1,053
Diamondback Energy, Inc	54	1,626
Dmc Global Inc.	39	1,285
Dorian Lpg Ltd (2)	247	1,978
Eog Resources Inc	737	26,488
Eqt Corporation	418	5,405
Exterran Corp (2)	186	774
Extraction Oil & Gas, Inc (2)	275	16
Franks International N V (2)	125	193
Golar Lng Ltd (2)	100	606
Hallador Energy Company	217	141
Hess Corporation	187	7,654
Hollyfrontier Corp	101	1,991
International Seaways Inc	122	1,782
Klx Energy Services Holdings Inc. (2)	65	270
Laredo Petroleum Inc (2)	125	1,225
Liberty Oilfield Services Inc	571	4,562
Montage Resources Corporation (2)	108	474
Nabors Industries Limited New	35	855
National Oilwell Varco Inc	460	4,168
Nextdecade Corp (2)	114	340
Nextier Oilfield Solutions Inc (2)	168	311
Nine Energy Service Inc (2)	199	225
Nordic American Tankers Ltd	184	642
Oasis Petroleum Inc New (2)	297	83
Oceaneering Intl Inc (2)	307	1,081
Overseas Shipholding Group Inc - Class A (2)	54	116
Pacific Ethanol Inc (2)	39	285
Patterson-Uti Energy Inc	357	1,017
Pdc Energy Inc (2)	163	2,020
Peabody Energy Corp	186	428
Pioneer Natural Resources	332	28,549
Profire Energy Inc (2)	5	4
Propetro Holding Corp (2)	431	1,750
Range Resources Corp	369	2,443
Renewable Energy Group Inc (2)	133	7,105

Scorpio Tankers Inc	31	343
Silverbow Resources Inc (2)	117	460
Southwestern Energy Co (2)	932	2,190
Superior Energy Services Inc (2)	65	24
Talos Energy Inc (2)	129	832
Teekay Corporation (2)	254	566
W&T Offshore Inc (2)	192	346
Westmoreland Coal Co. (2)(7)	410	0
Whiting Petroleum Corporation	13	225
Whiting Petroleum Corporation A Warrants (2)(3)	12	29
Whiting Petroleum Corporation B Warrants (2)(3)	6	14
World Fuel Services Corp	251	5,319
Wpx Energy Inc (2)	417	2,043

		358,657

Financials - 1.7%
Agnc Investment Corp.	1,451	20,183
Allstate Corporation	970	91,316
Ally Financial Inc	1,499	37,580
American Eq Invt Life Hldg Co	243	5,344
American Express Co	903	90,526
Ameriprise Financial, Inc	144	22,192
Arbor Realty Trust Inc	117	1,342
Artisan Partners Asset Mgmt Inc - Class A	607	23,667
Associated Banc Corp	1,295	16,343
Bancorpsouth Bank	250	4,845
Bank Of America Corp New	12,226	294,524
Bank Ozk	331	7,057
Bankunited Inc	492	10,780
Bar Harbor Bankshares	63	1,295
Berkshire Hathaway, Inc. Class B (2)	2,755	586,650
Cannae Holdings Inc (2)	26	969
Central Valley Community Bancp	96	1,186
Citigroup Inc	1,441	62,122
Citizens Financial Group Inc	482	12,185
Civista Bancshares, Inc	238	2,980
Cno Financial Group Inc	694	11,132
Community Trust Bancorp Inc	169	4,776
Curo Group Holdings Corp	456	3,215
Eagle Bancorp Inc	262	7,019
East West Bancorp Inc	557	18,236
Elevate Credit Inc (2)	596	1,532
Ellington Residential Mortgage Reit	37	411
Enova International Inc (2)	293	4,802
Esquire Financial Holdings, Inc. (2)	40	600
Essa Bancorp Inc	10	123
Farmers National Banc Corp	81	885
Fifth Third Bancorp	519	11,065

First American Financial Corp	925	47,092
First Citizens Bancshrs Inc	18	5,738
First Comnty Bancshare Inc N	28	505
First Horizon Natl Corp	148	1,396
First Republic Bank San Francisco Ca New	359	39,153
Fnb Corporation	924	6,265
Focus Financial Partners Inc. (2)	156	5,115
Goosehead Insurance Inc.	94	8,139
Great Ajax Corp	771	6,392
Green Dot Corp (2)	450	22,775
Hartford Finl Svcs Grp Inc	114	4,202
Hbt Financial, Inc.	110	1,234
Hci Group Inc	108	5,323
Hilltop Hldgs Inc	615	12,657
Houlihan Lokey Inc	191	11,279
Huntington Bancshares Inc	481	4,411
Independent Bk Corp	49	2,567
Invesco Ltd	313	3,571
Jpmorgan Chase & Co	1,804	173,671
Keycorp	643	7,671
Kinsale Capital Group, Inc	117	22,251
Kkr Real Estate Finance Trust Inc	462	7,637
M & T Bank Corp	41	3,776
Medley Management Inc (2)	140	81
Metlife Inc	365	13,567
Metrocity Bankshares Inc	283	3,727
Mma Capital Holdings Inc (2)	66	1,486
Morgan Stanley	104	5,028
Mr Cooper Group Inc (2)	537	11,986
Nasdaq Inc	213	26,137
National Bank Holdings Corporation	175	4,594
Navient Corporation	181	1,529
NewStar Financial Contingent Value Rights (2)(7)	8	0
Northrim Bancorp Inc	202	5,149
Ocwen Financial Corporation (2)	6	127
Onemain Holdings Inc	95	2,969
Oppenheimer Holdings Inc	459	10,245
Palomar Holdings, Inc. (2)	30	3,127
Pennymac Financial Services Inc	600	34,872
Pennymac Mortgage Investment Trust	187	3,005
Pjt Partners Inc	179	10,849
Pnc Financial Svcs Group Inc	313	34,402
Popular Inc	915	33,187
Pra Group Inc (2)	245	9,788
Prosight Global Inc (2)	63	714
Prudential Financial Inc	938	59,582
Pzena Investment Management	433	2,321
Qcr Holdings Inc	255	6,990
Rbb Bancorp	348	3,946
Regions Financial Corp New	3,387	39,052

Servisfirst Bancshares, Inc	80	2,722
Siebert Financial Corp (2)	67	216
Signature Bank	41	3,403
Silvercrest Asset Management Group Inc	73	764
Simmons First Natl Corp	862	13,667
State Street Corp	609	36,132
Stewart Information Svcs Crp	927	40,538
Stonex Group Inc. (2)	55	2,814
Svb Financial Group (2)	93	22,378
T Rowe Price Group Inc	108	13,848
Tcf Financial Corporation New	129	3,013
Tompkins Financial Corporation	3	170
Truist Financial Corp	1,445	54,982
Trupanion Inc (2)	59	4,655
Umb Financial Corp	101	4,950
United Community Banks Inc	265	4,486
Us Bancorp New	440	15,774
Valley Natl Bancorp	34	233
Virtu Financial Inc.	590	13,576
Virtus Investment Prtnrs Inc	39	5,407
Walker & Dunlop Inc	242	12,826
Wesbanco Inc	50	1,068
Western Alliance Bancorp	277	8,759

		2,354,543

Healthcare - 4.3%
89Bio, Inc (2)	8	205
Abbott Labs	402	43,750
Abbvie Inc	3,793	332,229
Acadia Pharmaceuticals Inc (2)	9	371
Acceleron Pharma Inc (2)	28	3,151
Acelrx Pharmaceuticals Inc (2)	549	780
Adverum Biotechnologies, Inc. (2)	40	412
Affimed N.V. (2)	541	1,834
Agilent Technologies Inc	799	80,651
Akero Therapeutics, Inc. (2)	42	1,293
Albireo Pharma Inc (2)	75	2,503
Alector, Inc. (2)	7	74
Alexion Pharmaceuticals (2)	559	63,966
Align Technolgy Inc (2)	9	2,946
Alkermes Plc (2)	429	7,109
Allakos Inc. (2)	24	1,955
Allscripts Hlth Sol Inc (2)	329	2,678
Alnylam Pharmaceuticals (2)	174	25,334
Amedisys Inc (2)	14	3,310
Amerisourcebergen Corp	571	55,341
Amgen Inc	1,185	301,180
Amicus Therapeutics, Inc (2)	191	2,697
Amneal Pharmaceuticals Inc (2)	331	1,284

Anthem Inc	700	188,013
Applied Therapeutics, Inc. (2)	12	249
Arcturus Therapeutics Holdings Inc (2)	138	5,920
Arcutis Biotherapeutics Inc (2)	14	410
Arena Pharmaceuticals Inc (2)	159	11,892
Arrowhead Pharmaceuticals Inc (2)	102	4,392
Assertio Holdings, Inc. (2)	1,068	711
Atara Biotherapeutics Inc (2)	53	687
Athenex, Inc. (2)	27	327
Avantor Inc (2)	339	7,624
Axsome Therapeutics Inc (2)	43	3,064
Baxter Intl Inc	550	44,231
Beam Therapeutics Inc. (2)	42	1,034
Beyondspring Inc (2)	68	905
Bio Rad Laboratories Inc (2)	23	11,856
Biodelivery Sciences Intl (2)	970	3,618
Biogen Inc (2)	795	225,526
Biospecifics Tech Corp (2)	39	2,060
Bio-Techne Corp	42	10,405
Bioxcel Therapeutics, Inc. (2)	42	1,821
Blueprint Medicines Corporation (2)	40	3,708
Brainstorm Cell Therapeutics I (2)	75	1,269
Bridgebio Pharma, Inc (2)	58	2,176
Bristol-Myers Squibb Co	3,000	180,870
Cardinal Health Inc	576	27,043
Caredx, Inc (2)	107	4,060
Castle Biosciences, Inc. (2)	9	463
Catalent Inc (2)	458	39,232
Catalyst Pharmaceuticas Inc (2)	639	1,898
Celcuity Inc. (2)	35	203
Centene Corporation (2)	372	21,699
Centogene N.V. (2)	40	378
Cerecor Inc. (2)	91	207
Cerner Corp	1,603	115,881
Charles River Labs Intl Inc (2)	106	24,004
Chemed Corporation	73	35,066
Chemocentryx Inc (2)	110	6,028
Cigna Corp	96	16,263
Co-Diagnostics, Inc (2)	39	530
Collegium Pharmaceutical, Inc. (2)	13	271
Community Health Sys Inc New (2)	321	1,355
Computer Programs & Sys Inc	110	3,037
Corcept Therapeutics Inc (2)	210	3,655
Cortexyme, Inc. (2)	5	250
Cvs Health Corp	2,866	167,374
Cymabay Therapeutics Inc (2)	328	2,375
Deciphera Pharmaceuticals Inc. (2)	49	2,514
Denali Therapeutics Inc (2)	70	2,508
Dexcom Inc (2)	32	13,191
Dicerna Pharmaceuticals Inc (2)	190	3,418

Editas Medicine Inc (2)	181	5,079
Edwards Lifesciences Corp (2)	686	54,757
Elanco Animal Health, Inc. Contingent Value Rights (2)(7)	32	0
Eli Lilly & Co	1,430	211,669
Eloxx Pharmaceuticals, Inc (2)	45	118
Emergent Biosolutions Inc (2)	173	17,876
Endo International Plc (2)	585	1,931
Enochian Biosciences Inc (2)	15	54
Ensign Group Inc.	57	3,252
Exact Sciences Corporation (2)	150	15,293
Exelixis Inc (2)	557	13,619
Fate Therapeutics Inc (2)	61	2,438
Fulgent Genetics, Inc. (2)	25	1,001
Genmark Diagnostics Inc (2)	67	951
Gilead Science Inc	2,324	146,854
Globus Medical Inc (2)	164	8,121
Halozyme Therapeutics Inc (2)	61	1,603
Hca Healthcare Inc	209	26,058
Hill-Rom Holdings Inc	292	24,385
Hms Holdings Corp (2)	111	2,658
Hologic Inc (2)	216	14,358
Horizon Therapeutics Public Ltd Co (2)	1,422	110,461
Humana Inc	298	123,339
Idexx Laboratories Corp (2)	66	25,945
Illumina Inc (2)	30	9,272
Immunogen Inc (2)	167	601
Inovio Pharmaceuticals Inc (2)	149	1,728
Insmed Inc (2)	82	2,635
Intellia Therapeutics Inc (2)	102	2,028
Intersect Ent Inc (2)	8	130
Intra-Cellular Therapies Inc. (2)	48	1,232
Intuitive Surgical Inc (2)	47	33,348
Invitae Corp (2)	27	1,170
Iovance Biotherapeutics, Inc (2)	184	6,057
Irhythm Technologies, Inc. (2)	25	5,953
Jazz Pharmaceuticals Plc (2)	43	6,131
Johnson And Johnson	3,892	579,441
Jounce Therapeutics Inc. (2)	94	767
Kezar Life Sciences, Inc. (2)	18	87
Kiniksa Pharmaceuticals, Ltd. (2)	29	444
Kodiak Sciences Inc (2)	15	888
Kura Oncology, Inc (2)	163	4,994
Lhc Group (2)	10	2,126
Livongo Health, Inc. (2)	92	12,885
Macrogenics Inc (2)	91	2,292
Mallinckrodt Public Limited Co (2)	20	19
Marinus Pharmaceuticals Inc (2)	78	1,002
Mckesson Corp	194	28,892
Medtronic Plc	3,210	333,583
Merck & Co Inc	4,421	366,722

Meridian Bioscience Inc (2)	109	1,851
Merit Med Sys Inc (2)	11	479
Mersana Therapeutics, Inc (2)	316	5,884
Mettler Toledo Intl Inc (2)	27	26,075
Mirati Therapeutics Inc (2)	69	11,457
Moderna, Inc. (2)	295	20,871
Morphic Holding, Inc (2)	24	656
Mylan N.V (2)	464	6,881
Myokardia, Inc (2)	59	8,043
Myriad Genetics Inc (2)	167	2,178
Nantkwest Inc (2)	253	1,755
Natera, Inc (2)	126	9,102
National Healthcare Cp	16	997
Neoleukin Therapeutics, Inc (2)	117	1,404
Neurocrine Biosciences Inc (2)	240	23,078
Nextgen Healthcare, Inc. (2)	251	3,198
Novavax Inc (2)	61	6,609
Oncocyte Corp (2)	100	139
Opko Health Inc (2)	507	1,871
Organogenesis Holdings Inc (2)	64	246
Osmotica Pharmaceuticals Plc (2)	285	1,542
Owens & Minor Inc Hldg Co	145	3,641
Palatin Technologies Inc New (2)	860	407
Perkinelmer Inc	153	19,203
Perrigo Co	874	40,125
Pfizer Inc	6,528	239,578
Phreesia Inc (2)	3	96
Pra Health Sciences Inc (2)	90	9,130
Precigen Inc. (2)(3)	140	490
Providence Service Corp/The (2)	16	1,487
Puma Biotechnology Inc (2)	20	202
Quidel Corp (2)	64	14,040
Regeneron Pharmaceuticals Inc (2)	151	84,527
Resmed Inc	218	37,372
Retrophin Inc (2)	14	258
Revance Therapeutics Inc (2)	170	4,274
Revolution Medicines, Inc. (2)	13	452
Rhythm Pharmaceuticals Inc (2)	292	6,328
Rigel Pharmaceuticals New (2)	828	1,987
Rocket Pharmaceuticals Corporation (2)	11	251
Seattle Genetics Inc (2)	175	34,246
Seres Therapeutics Inc (2)	78	2,208
Simulations Plus Inc	180	13,565
Sorrento Therapeutics Inc (2)	237	2,643
Spectrum Pharmaceuticals Inc (2)	279	1,138
Springworks Therapeutics, Inc. (2)	10	477
Steris Plc	269	47,395
Strongbridge Biopharma Plc (2)	339	712
Stryker Corp	530	110,436
Supernus Pharmaceuticals, Inc (2)	167	3,480

Sutro Biopharma, Inc. (2)	132	1,327
Syros Pharmaceuticals Inc. (2)	256	2,263
Teladoc Health Inc (2)	74	16,224
Tenet Healthcare Corp (2)	191	4,681
Tg Therapeutics Inc (2)	156	4,175
Theravance Biopharma Inc (2)	3	44
Thermo Fisher Scientific Inc	225	99,342
Translate Bio Inc (2)	88	1,198
Turning Point Therapeutics, Inc (2)	41	3,582
Twist Bioscience Corporation (2)	36	2,735
Ultragenyx Pharmaceutical Inc (2)	94	7,726
United Therapeutics Corp (2)	206	20,806
Vanda Pharmaceuticals Inc (2)	291	2,811
Vaxrt Inc (2)	86	572
Veeva Systems Inc (2)	266	74,797
Veracyte Inc (2)	129	4,191
Verrica Pharmaceuticals Inc. (2)	27	209
Vertex Pharmaceuticals (2)	446	121,366
Viela Bio, Inc. (2)	11	309
Viemed Healthcare Inc (2)	65	562
Viking Therapeutics, Inc. (2)	267	1,554
Vir Biotechnology, Inc. (2)	16	549
Wave Life Sciences Ltd. (2)	21	178
West Pharmaceutical Svcs Inc	140	38,486
Xbiotech Inc (2)	186	3,551
Xencor Inc (2)	95	3,685
Zimmer Biomet Holdings Inc	424	57,723
Ziopharm Oncology Inc (2)	228	575
Zoetis Inc	1,350	223,250
Zynex Inc (2)	51	890

		5,870,796

Industrials - 2.0%
3M Company	726	116,291
Aerovironment Inc (2)	155	9,302
Agco Corp	191	14,186
Allegiant Travel Company	199	23,840
Allison Transmission Holdings Inc	1,322	46,455
Alpha Pro Tech Ltd (2)	60	887
Altra Industrial Motion Corp	76	2,810
Ameresco Inc (2)	102	3,407
Arcbest Corporation	149	4,628
Arcosa Inc	152	6,702
Astec Inds Inc	80	4,340
Atkore International Group Inc (2)	77	1,750
Atlas Air Wrldwide Hldgs New (2)	46	2,801
Avis Budget Group Inc (2)	18	474
Axon Enterprise Inc (2)	6	544
Azz Inc	177	6,039

Bmc Stock Holdings Inc (2)	237	10,151
Brady Corporation	177	7,084
Builders Firstsource Inc (2)	176	5,741
Bwx Technologies Inc	532	29,957
Caterpillar Inc	174	25,952
Comfort Systems Usa Inc	328	16,895
Construction Partners, Inc. (2)	3	55
Copart Inc (2)	107	11,252
Corelogic Inc	116	7,850
Csx Corp	246	19,107
Cummins Inc	1,181	249,380
Curtiss Wright Corp	83	7,741
Deere & Co	227	50,310
Eaton Corp Plc	1,328	135,496
Emcor Group Inc	371	25,120
Emerson Electric Co	180	11,803
Enersys	152	10,202
Fastenal Co	520	23,447
Federal Signal Corp	62	1,814
Fedex Corp	225	56,592
Generac Holdings Inc (2)	128	24,786
Gms Inc (2)	15	362
Graco Inc	292	17,914
Graftech International Ltd	352	2,408
Grainger W W Inc	331	118,091
Greenbrier Cos Inc	99	2,911
Hd Supply Holdings Inc (2)	110	4,536
Heartland Express Inc	370	6,882
Herman Miller Inc	186	5,610
Hertz Global Holdings Inc New (2)	82	91
Hni Corporation	57	1,789
Hub Group Inc (2)	166	8,332
Hubbell Inc	198	27,094
Huntington Ingalls Industries Inc	378	53,204
Illinois Tool Wks Inc	589	113,801
J.B. Hunt Transport Services Inc	176	22,243
Kelly Svc Inc	16	273
Kforce Inc	86	2,767
Kimball International Inc - Class B	266	2,804
L. B. Foster Company (2)	50	671
Landstar Sys Inc	22	2,761
Lincoln Electric Holding Inc	234	21,537
Lockheed Martin Corp	672	257,564
Lsc Communications Inc (2)	641	26
Manitowoc Company Inc (2)	100	841
Manpowergroup	809	59,324
Marten Trans Ltd	373	6,087
Matson Inc	116	4,650
Maxar Technologies Inc	139	3,467
Mcgrath Rent Corp	124	7,389

Meritor Inc (2)	239	5,005
Miller Industries Inc New	386	11,800
Msc Industrial Direct Co Inc	945	59,800
Mueller Inds Inc	313	8,470
Myr Group, Inc. (2)	62	2,305
National Presto Inds Inc	13	1,064
Nl Inds Inc	15	64
Old Dominion Freight Line	173	31,299
Oshkosh Corp	142	10,437
Paccar Inc	2,894	246,800
Pae Incorporated (2)	236	2,006
Plug Power Inc (2)	341	4,573
Primoris Services Corp	308	5,556
Quanta Services Inc	148	7,823
R.R. Donnelley & Sons Co	696	1,016
Regal Beloit Corp	323	30,320
Rexnord Corp New	266	7,937
Rush Enterprises Inc	164	8,289
Ryder Sys Inc	97	4,097
Safe Bulkers Inc (2)	244	251
Saia Inc (2)	28	3,532
Schneider National Inc - Class B	672	16,619
Skywest Inc	60	1,792
Southwest Airlines Co	5,648	211,800
Steelcase Inc	216	2,184
The Shyft Group, Inc.	163	3,077
Timken Co	578	31,339
Triton International Ltd	646	26,273
Tutor Perini Corp (2)	78	868
Uber Technologies Inc (2)	249	9,084
Ufp Industries, Inc.	69	3,899
United Parcel Service Inc - Class B	651	108,476
Vectrus Inc (2)	101	3,838
Veritiv Corp (2)	32	405
Vertiv Holdings Llc (2)	1,481	25,651
Watsco Inc	35	8,151
Werner Entrps Inc	407	17,090
WESCO International, Inc. Series A Variable Preferred (9)	153	4,284

		2,657,894

Information Technology - 6.5%
Aci Worldwide Inc. (2)	251	6,559
Adobe Inc. (2)	534	261,890
Advanced Micro Devices Inc (2)	1,075	88,139
Alliance Data Sys Corp	57	2,393
American Software Inc	46	646
Amkor Technology Inc (2)	723	8,098
Ansys Inc (2)	100	32,723
Apple Inc	16,499	1,910,749

Applied Materials Inc	2,970	176,567
Arrow Electronics Inc (2)	572	44,994
Astro Nova Inc	133	1,067
Autodesk Inc (2)	186	42,968
Avnet Inc	1,127	29,122
Bill.Com Holdings Inc (2)	16	1,605
Bottomline Technologites Inc (2)	3	126
Broadcom Inc	244	88,894
Cadence Designs Sys (2)	2,377	253,460
Calix Inc (2)	730	12,979
Cambium Networks Corporation (2)	38	641
Channeladvisor Corp (2)	604	8,740
Ciena Corporation (2)	213	8,454
Cisco Systems Inc	3,601	141,843
Citrix Systems Inc	826	113,748
Cloudera Inc (2)	91	991
Cognex Corp	174	11,327
Conduent Inc (2)	808	2,569
Corning Inc	1,142	37,012
Coupa Software Incorporated (2)	37	10,147
Crowdstrike Holdings, Inc. (2)	139	19,087
Dell Technologies Inc - Class C (2)	74	5,009
Diebold Nixdorf Inc (2)	101	772
Digital Turbine Inc (2)	435	14,242
Docusign Inc (2)	215	46,277
Dropbox Inc (2)	400	7,704
Dxc Technology Company	462	8,247
Eastman Kodak Company New (2)	42	370
Ebix Inc	103	2,122
Egain Corporation (2)	496	7,028
Elastic N.V. (2)	38	4,100
Fastly Inc (2)	72	6,745
Formfactor Inc (2)	476	11,867
Fortinet Inc (2)	115	13,548
Hewlett Packard Enterprise Co	2,497	23,397
Hp Inc	2,826	53,666
Hubspot Inc (2)	30	8,767
Insight Enterprises Inc (2)	197	11,146
Intel Corp	4,916	254,550
Intuit Inc	915	298,482
Jabil Inc	2,321	79,517
Juniper Networks	560	12,040
Kbr Inc	119	2,661
Kla Corporation	470	91,058
Lam Research Corp	296	98,198
Limelight Networks, Inc. (2)	226	1,302
Lumentum Holdings Inc. (2)	16	1,202
Manhattan Associates Inc (2)	30	2,865
Mastercard Incorporated	1,206	407,833
Maxim Integrated Prods Inc	587	39,687

Methode Electronics, Inc.	137	3,905
Micron Tech Inc (2)	264	12,397
Microsoft Corp	7,708	1,621,224
Mks Instruments Inc	112	12,234
Moneygram International Inc (2)	117	331
Monolithic Power Sys Inc	48	13,421
Ncr Corp (2)	225	4,982
Netgear Inc (2)	283	8,722
Nic Inc	19	374
Nortonlifelock Inc	1,700	35,428
Nvidia Corp	627	339,345
Okta Inc. (2)	33	7,057
Onespan Inc (2)	18	377
Oracle Corporation	3,812	227,576
Pagerduty Inc (2)	65	1,762
Paypal Holdings Inc (2)	580	114,277
Perficient Inc (2)	4	171
Photronics Inc (2)	364	3,625
Plantronics Inc	76	900
Priority Technology Hldgs Inc. (2)	171	540
Progress Software Corp	757	27,767
Qorvo Inc (2)	223	28,769
Qualcomm Inc	1,810	213,001
Rimini Street Corp (2)	83	267
Ringcentral Inc (2)	49	13,456
Salesforce.Com Inc (2)	791	198,794
Sanmina Corporation (2)	212	5,735
Sapiens Intl Corp N V (2)	38	1,162
Scansource Inc (2)	25	496
Secureworks Corp. Class A (2)	32	364
Servicenow Inc (2)	23	11,155
Skyworks Solutions Inc	223	32,447
Solaredge Technologies, Inc (2)	156	37,183
Sonim Technologies Inc (2)	265	206
Splunk Inc (2)	84	15,803
Sps Commerce Inc (2)	158	12,303
Square Inc (2)	247	40,150
Ss & C Technologies Hldgs Inc	2,769	167,580
Stoneco Ltd. (2)	168	8,886
Stratasys Ltd (2)	54	673
Sykes Enterprises Inc (2)	282	9,647
Synnex Corp	193	27,032
Synopsys Inc (2)	372	79,601
Telenav Inc (2)	222	799
Tenable Holdings, Inc (2)	434	16,384
Teradyne Inc	571	45,372
Tessco Technologies	42	226
Texas Instruments Inc	995	142,076
Trade Desk, Inc./The (2)	20	10,376
Trimble Inc. (2)	412	20,064

Ttec Holdings Inc	141	7,692
Twilio Inc - Class A (2)	122	30,145
Ultra Clean Holdings, Inc. (2)	39	837
Verint Systems Inc (2)	293	14,117
Virnetx Holding Corp (3)	656	3,457
Visa Inc.	931	186,172
Vishay Intertechnology Inc	906	14,106
Xerox Holdings Corporation	1,476	27,705
Xperi Holding Corporation	675	7,756
Zebra Tech Corp - Class A (2)	108	27,266
Zoom Video Communications, Inc. (2)	162	76,158
Zscaler, Inc. (2)	74	10,411

		8,814,184

Materials - 0.6%
Air Products & Chemicals Inc	357	106,336
Avient Corporation	76	2,011
Balchem Corp - Class B	13	1,269
Berry Global Group Inc (2)	304	14,689
Boise Cascade Company	313	12,495
Caledonia Mining Corporation Plc	163	2,769
Chemours Company	285	5,959
Clearwater Paper Corp (2)	18	683
Coeur Mining Inc (2)	80	590
Commercial Metals Co	69	1,379
Corteva Inc	375	10,804
Dow Inc	557	26,207
Eastman Chemical Company	715	55,856
Fmc Corp	166	17,581
Freeport-Mcmoran Inc - Class B	506	7,914
Hawkins Incorporated	34	1,567
Huntsman Corp	768	17,057
Koppers Holdings Inc (2)	73	1,526
Linde Plc	30	7,144
Lyondellbasell Industries Nv	378	26,645
Mineral Tech Inc	10	511
Mosaic Company New	108	1,973
Newmont Corporation	2,280	144,666
Nucor Corp	322	14,445
O-I Glass Inc	57	604
Olympic Steel Inc	112	1,272
Ppg Inds Inc	286	34,915
Reliance Stl & Aluminum Co	466	47,551
Royal Gold Inc	6	721
Ryerson Holding Corp (2)	286	1,639
Scotts Miracle-Gro Company	478	73,091
Sherwin Williams Co	160	111,478
Steel Dynamics Inc	396	11,337
Stepan Co	37	4,033

Suncoke Energy Inc	5	17
Tredegar Corp	237	3,524
Tronox Holdings Plc	101	795
Verso Corporation New	22	174
Westrock Company	299	10,387

		783,614

Real Estate Investment Trust - 0.7%
Altisource Ptf Solu Sa (2)	205	2,597
American Homes 4 Rent	752	21,417
American Tower Reit	1,087	262,761
Ashford Hospitality Tr Inc	197	325
Avalonbay Communities Inc	84	12,545
Care Trust Reit Inc.	219	3,897
Catchmark Timber Trust Inc	380	3,393
Cbl & Associates Pptys Inc (2)(3)	1,071	173
Clipper Realty Inc	119	720
Community Healthcare Trust Inc	32	1,496
Corecivic Inc	43	344
Corenergy Infrastructure Trust Inc Reit	95	555
Corepoint Lodging Inc	268	1,461
Corporate Office Ppts Tr	580	13,758
Cyrusone Inc	321	22,480
Equinix Inc	98	74,493
Essex Ppty Trust Inc	333	66,863
Extra Space Storage Inc	341	36,484
Gaming And Leisure Properties Inc	1,348	49,782
Getty Realty Corp Hldg Co	277	7,205
Healthcare Trust Of America - Class A	93	2,418
Highwoods Properties Inc	498	16,718
Host Hotel & Resorts Inc.	161	1,737
Iron Mountain Inc	231	6,188
Lamar Advertising Company	1,008	66,699
Life Storage Inc	58	6,106
Ltc Properties Inc	673	23,461
Maui Land & Pineapple Inc (2)	5	54
National Health Invts	77	4,641
National Storage Affiliates Trust	338	11,056
Newmark Group Inc.	136	588
Omega Healthcare Invs Inc	103	3,084
Paramount Group Inc	654	4,630
Piedmont Office Realty Tr Inc	899	12,199
Potlatch Deltic Corp	7	295
Ps Business Parks Inc	123	15,054
Public Storage	138	30,735
Qts Realty Trust Inc	43	2,710
RAIT Financial Trust (2)(7)	368	0
Sba Communications Corp	216	68,792
Service Properties Trust	1,571	12,489

Simon Property Group Inc New		1,503	97,214
Spirit MTA Reit Liquidating Trust (2)(7)		477	0
Tanger Factory Outlet Center (3)		304	1,833
Trinity Place Holdings Inc (2)		367	517
Uniti Group Inc		155	1,633
Urstadt Biddle Pptys Inc		376	3,459
Welltower Inc		112	6,170

			983,229

Utilities - 0.4%
Alliant Energy Corp		394	20,350
American Water Works Co		495	71,716
Atlantic Power Corp (2)		423	829
Consolidated Water Co Inc		23	239
Mdu Resources Group Inc		1,409	31,703
Nextera Energy Inc		657	182,357
Northwestern Corporation		1,035	50,342
Nrg Energy Inc		678	20,842
Wec Energy Group Inc		374	36,241
Xcel Energy Incorporated		1,097	75,682

			490,301

Total Common Stocks	(Cost	$23,729,583)	29,987,191

Registered Investment Companies - 61.0%

Baird Core Plus Bond Fund - Class I		506,909	6,164,008
Dodge & Cox Income Fund		356,166	5,221,390
DoubleLine Total Return Bond Fund - Class I		345,802	3,713,913
Guggenheim Total Return Bond Fund - Class I		96,553	2,875,340
iShares Core U.S. Aggregate Bond ETF (8)		80,273	9,477,030
iShares JP Morgan USD Emerging Markets Bond ETF (8)		71,659	7,946,267
Lord Abbett High Yield Fund - Class I		407,502	2,868,815
Payden Emerging Markets Bond Fund - Class I		74,177	968,749
PGIM Total Return Bond Fund - Class R6		383,752	5,706,396
Pioneer Bond Fund - Class Y		378,734	3,825,212
Segall Bryant & Hamill Plus Bond Fund - Class I		381,678	4,274,789
SPDR Bloomberg Barclays High Yield Bond ETF (8)		27,391	2,856,060
TCW Emerging Markets Income Fund - Class I		234,652	1,865,480
Vanguard Intermediate-Term Corporate Bond ETF (8)		39,876	3,820,121
Vanguard Short-Term Bond ETF (8)		15,952	1,324,814
Vanguard Total Bond Market ETF (8)		103,671	9,145,856

Xtrackers USD High Yield Corporate Bond ETF (8)		226,555	10,897,294

Total Registered Investment Companies	(Cost	$78,051,675)	82,951,534

Money Market Registered Investment Companies - 8.1%

Meeder Institutional Prime Money Market Fund, 0.10% (5)		11,025,862	11,030,272
Morgan Stanley Government Institutional Fund, 0.02% (4)		3,949	3,949

Total Money Market Registered Investment Companies	(Cost	$11,026,491)	11,034,221

U.S. Government Obligations - 8.5%

U.S. Treasury Note, 2.25%, due 1/31/2024		3,789,100	4,050,341
U.S. Treasury Note, 2.625%, due 2/15/2029		1,599,200	1,868,690
U.S. Treasury Note, 1.50%, due 8/15/2026		1,384,300	1,476,010
U.S. Treasury Note, 2.25%, due 11/15/2025		2,387,400	2,624,648
U.S. Treasury Note, 2.125%, due 12/31/2022		1,399,700	1,462,249

Total U.S. Government Obligations	(Cost	$10,661,405)	11,481,938

Total Investments - 99.7%	(Cost	$123,469,154)	135,454,884

Other Assets less Liabilities - 0.3%			431,248

Total Net Assets - 100.0%			135,886,132

Trustee Deferred Compensation (6)

Meeder Balanced Fund - Retail Class		1,092	12,897
Meeder Dynamic Allocation Fund - Retail Class		2,756	33,568
Meeder Muirfield Fund - Retail Class		1,641	12,127
Meeder Conservative Allocation Fund - Retail Class		319	7,289

Total Trustee Deferred Compensation	(Cost	$57,983)	65,881

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	26	12/18/2020	2,409,160	(69,085)
Mini MSCI Emerging Markets Index Futures	13	12/18/2020	707,525	(10,504)
Russell 2000 Mini Index Futures	1	12/18/2020	75,220	850
Standard & Poors 500 Mini Futures	9	12/18/2020	1,508,400	41,167
E-mini Standard & Poors MidCap 400 Futures	2	12/18/2020	371,180	8,731

Total Futures Contracts	51		5,071,485	(28,841)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$123,972,946	$(28,841)
Level 2 - Other Significant Observable Inputs	11,481,938	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$135,454,884	$(28,841)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.

(6)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(7)	Fair valued security deemed as Level 3 security.

(8)	Exchange-traded fund.

(9)	Preferred stock.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.